Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (22,492,075)	$ (31,513,389)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	1,150,471	24,179
Provision for credit losses on accounts receivable	17,131	18,462
Non-cash share issuance for marketing expenses		245,252
Non-cash shares issued for consulting expenses	974,261
Non-cash settlement of GEM commitment fee		200,000
Discount at issuance on notes carried at fair value	1,671,996	747,962
Non-cash share issuance for Yorkville redemption premium		80,760
Amortization of operating lease right-of-use assets	16,694	137,717
Stock based compensation expense	2,679,231	1,165,680
Gain on release of Vidello revenue holdback	(973,000)
Gain on extinguishment of liability	(4,488,627)	(680,762)
Gain on release of due to related party	(67,118)
Loss on conversion and settlement of Alco promissory notes - related party		4,808,882
Loss on conversion and settlement of CP BF notes - related party		6,529,402
Loss on debt issuance	444,000	653,208
Loss on issuance of term notes	110,500
Loss on issuance of convertible bridge notes	152,826
Loss on Private Placement Issuance	4,873,509
Loss on extinguishment of debt, net	2,402,732	1,071,563
Impairment loss		2,725,460
Change in fair value of bifurcated embedded derivative asset - related party	54,000	(51,000)
Change in fair value of convertible notes, carried at fair value	(1,987,203)	693,000
Change in fair value of convertible promissory notes
Change in fair value of term notes	173,055	88,588
Change in fair value of convertible bridge notes	(46,253)	(10,176)
Changes in operating assets and liabilities:
Accounts receivable	209,987	15,828
Prepaid expenses and other current assets	198,585	551,645
Other assets	7,154	27,227
Accounts payable	(381,632)	1,012,281
Deferred revenue	(740,066)	(6,315)
Accrued expenses	110,421	498,051
Operating lease liabilities	(15,960)	(237,607)
Earnout liability	587,784	(44,549)
Deferred revenue – long-term	(23,917)	10,573
Deferred tax liability	(256,310)	10,115
Other long-term liabilities		(75,000)
Net cash used in operating activities	(15,706,619)	(9,575,403)
Cash flows from investing activities:
Cash paid for acquisition of Vidello, net of cash acquired	(2,677,480)
Cash paid for asset acquisition of Superblocks	(1,500)
Cash acquired in acquisition of OpenReel		82,219
Net cash provided by (used in) investing activities	(2,678,980)	82,219
Cash flows from financing activities:
Payment of GEM commitment fee promissory note	(215,057)	(1,200,000)
Payment of Vidello transition holdback	(500,000)
Repayment of convertible notes (Yorkville)	(4,514,664)	(750,000)
Proceeds from related party advance		100,000
Repayment of related party advance	(100,000)
Proceeds from term notes, net of issuance costs	5,412,050	2,782,438
Repayment of term notes	(8,694,757)	(1,939,583)
Repayments of private placement notes	(1,291,516)
Partial repayment of convertible notes - related party	(4,728,672)	(283,315)
Proceeds from Yorkville redemption premium		35,040
Proceeds from issuance of convertible notes, net of issuance costs	9,975,654	2,602,000
Proceeds received for exercise of Pre-Funded warrants		2,072
Proceeds from issuance of shares to Yorkville under the SEPA	18,603,220	880,943
Proceeds from shares issued to Verista	49,800
Payment of deferred offering costs – ATM	(238,330)
Proceeds from issuance of common stock and pre-funded warrants under private placement	329,996
Proceeds from issuance of common stock and warrants	3,545,799	6,257,368
Net cash provided by financing activities	17,633,523	8,486,963
Effect of exchange rate changes on cash and cash equivalents	(76,216)
Net decrease in cash	(828,292)	(1,006,221)
Cash at beginning of period	1,087,497	2,093,718
Cash at end of period	259,205	1,087,497
Supplemental disclosure of cash flow information:
Cash paid for interest	1,095,395	338,393
Cash paid for taxes	10,621	5,113
Non-cash investing and financing activities
Shares issued to Roth for advisory fee		578,833
Shares issued to GEM		784,943
Shares issued for marketing expenses		334,772
Shares issued to MZHCI for investor relations services		94,800
Shares issued to J.V.B for payment of outstanding debt		115,000
Shares issued for exercise of Pre-Funded warrants		2,072
Deemed dividend - Series A and Series B warrant modification		418,360
Shares issued to CP BF for debt restructuring		1,287,003
Warrants and pre-funded warrants issued to CP BF for debt restructuring		2,763,161
Premium issued as part of CP BF debt modification		4,079,225
Shares issued to Alco for debt restructuring		1,098,614
Warrants and pre-funded warrants issued to Alco for debt restructuring		7,768,006
Shares issued for Hudson consulting fee	974,261	166,501
Shares issued for payment to Verista	49,800
Shares issued to Perkins Coie LLP for payment of outstanding debt		919,700
Settlement of GEM commitment fee		200,000
Shares issued to Yorkville for commitment fee		115,800
Derecognition of Cantor fee		4,000,000
Consideration transferred for acquisition of Vidello	1,661,677
Assets acquired in acquisition of Vidello	8,393,172
Liabilities assumed in acquisition of Vidello	3,986,464
Consideration transferred for acquisition of OpenReel		20,826,920
Assets acquired in acquisition of OpenReel		24,484,460
Liabilities assumed in acquisition of OpenReel		3,657,540
Right-of-use assets obtained in exchange for lease obligations		76,269
Conversion of private placement convertible notes, carried at fair value	4,343,116
Shares issued for payment of outstanding debt	396,110
Shares issued for 1800 Diagonal Note conversions of debt	444,317
Shares issued to Yorkville of aggregate commitment fee		500,000
Issuance of convertible promissory note – GEM		1,000,000
Bifurcated embedded derivative liabilities at issuance – related party		12,000
Conversion of convertible notes - Yorkville		4,130,000
Conversion of convertible notes - related party		2,540,091
Nonrelated Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense		1,532,475
Change in fair value of warrant liability	(1,243,528)	(626,000)
Related Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	1,177,033
Amortization of debt discount and issuance costs - related party		1,393,785
Change in fair value of warrant liability	$ (2,300)	$ (572,700)